Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Aug. 02, 2021	Jul. 19, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Aug. 31, 2015	Sep. 30, 2014
Touchstone Ultra Short Duration Fixed Income Fund - INSTITUTIONAL CLASS
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 12,556	$ 11,690	$ 11,140	$ 11,197			$ 11,089	$ 10,911	$ 10,567	$ 10,380	$ 10,216	$ 10,061		$ 10,000
Touchstone Ultra Short Duration Fixed Income Fund - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 12,185	11,379	10,888	10,976			10,902	10,760	10,451	10,297	10,166	10,031		10,000
Touchstone Ultra Short Duration Fixed Income Fund CLASS Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,507	11,650	11,108	11,170			11,067	10,896	10,557	10,375	10,217	10,056		10,000
Touchstone Ultra Short Duration Fixed Income Fund CLASS S
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 11,886	11,139	10,674	10,786			10,741	10,616	10,348	10,221	10,115	10,006		10,000
Touchstone Ultra Short Duration Fixed Income Fund CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,720	10,944	10,472	10,598			10,591	10,494	10,244	10,143	10,066	9,981		10,000
Touchstone Ultra Short Duration Fixed Income Fund CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,943	11,153	10,672	10,758			10,686	10,547	10,244	10,093	9,964	9,832		9,800
Touchstone Small Cap Value Fund - INSTITUTIONAL CLASS
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 20,801	16,976	15,459	17,307			10,913	12,604	13,550	12,601	10,685	9,207		10,000
Touchstone Small Cap Value Fund - CLASS Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 20,474	16,737	15,262	17,112			10,809	12,510	13,475	12,545	10,650	9,192		10,000
Touchstone Small Cap Value Fund - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 18,805	15,405	14,087	15,958			10,176	11,896	12,939	12,173	10,438	9,099		10,000
Touchstone Small Cap Value Fund - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 18,821	15,418	14,098	15,848			10,033	11,644	12,570	11,735	9,991	8,640		9,425
Touchstone Small Cap Fund - INSTITUTIONAL CLASS
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 19,937	16,438	13,804	15,427			11,088	12,128	12,056	10,715	9,779	9,399		10,000
Touchstone Small Cap Fund - CLASS Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 19,778	16,308	13,705	15,327			11,025	12,068	12,015	10,685	9,762	9,389		10,000
Touchstone Small Cap Fund - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 18,176	15,033	12,670	14,309			10,397	11,480	11,547	10,372	9,570	9,299		10,000
Touchstone Small Cap Fund - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 18,170	15,028	12,666	14,191			10,233	11,236	11,211	9,997	9,157	8,827		9,425
Touchstone Sands Capital Select Growth Fund - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 27,005	19,222	15,273	33,628			25,352	15,994	16,270	12,224	10,220	9,530		10,000
Touchstone Sands Capital Select Growth Fund - INSTITUTIONAL CLASS
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 26,956	19,189	15,273	33,628			25,352	15,994	16,270	12,224	10,220	9,530		10,000
Touchstone Sands Capital Select Growth Fund - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 26,564	18,974	15,161	33,490			25,338	15,994	16,270	12,224	10,220	9,530		10,000
Touchstone Sands Capital Select Growth Fund - CLASS Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 27,239	19,412	15,473	34,072			25,709	16,184	16,421	12,308	10,266	9,553		10,000
Touchstone Sands Capital Select Growth Fund - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 25,022	17,880	14,283	31,758			24,217	15,386	15,785	11,948	10,060	9,462		10,000
Touchstone Sands Capital Select Growth Fund - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 25,030	17,886	14,288	31,565			23,859	15,060	15,327	11,514	9,625	8,981		9,425
Touchstone Sands Capital International Growth Equity Fund - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 18,802	13,945	11,545	16,354			13,274	12,254	12,325	11,563	10,473	8,942		10,000
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 18,800	13,945	11,545	16,354			13,274	12,254	12,325	11,563	10,473	8,942		10,000
Touchstone Sands Capital International Growth Equity Fund - CLASS Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 18,787	13,935	11,529	16,336			13,274	12,255	12,325	11,563	10,473	8,942		10,000
Touchstone Sands Capital International Growth Equity Fund - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 17,243	12,827	10,644	15,240			12,517	11,660	11,851	11,220	10,255	8,855		10,000
Touchstone Sands Capital International Growth Equity Fund - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 17,222	12,812	10,632	15,117			12,317	11,413	11,505	10,812	9,820	8,407		9,425
Touchstone Mid Cap Value Fund - INSTITUTIONAL CLASS
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 22,549	18,710	17,440	19,097			13,433	14,270	14,101	13,667	11,880	9,924		10,000
Touchstone Mid Cap Value Fund - CLASS Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 22,233	18,476	17,245	18,910			13,320	14,165	14,015	13,607	11,842	9,909		10,000
Touchstone Mid Cap Value Fund - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 20,436	17,018	15,926	17,643			12,551	13,483	13,475	13,205	11,606	9,809		10,000
Touchstone Mid Cap Value Fund - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 20,450	17,030	15,937	17,521			12,370	13,194	13,089	12,732	11,109	9,320		9,425
Touchstone Mid Cap Fund - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 28,476	22,825	19,009	22,041			18,102	17,479	15,118	13,022	10,999	9,832		10,000
Touchstone Mid Cap Fund - INSTITUTIONAL CLASS
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 28,540	22,887	19,078	22,138			18,176	17,538	15,158	13,047	11,011	9,838		10,000
Touchstone Mid Cap Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 27,590	22,207	18,573	21,626			17,824	17,254	14,962	12,917	10,939	9,805		10,000
Touchstone Mid Cap Fund - CLASS Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 28,337	22,740	18,967	22,020			18,102	17,479	15,118	13,022	10,999	9,832		10,000
Touchstone Mid Cap Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 26,016	20,933	17,510	20,531			17,043	16,620	14,518	12,634	10,779	9,730		10,000
Touchstone Mid Cap Fund - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 26,026	20,941	17,517	20,400			16,813	16,272	14,108	12,179	10,314	9,244		9,425
Touchstone Impact Bond Fund - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,928	10,647	10,628	12,396			12,436	11,753	10,700	10,799	10,745	10,250		10,000
Touchstone Impact Bond Fund - INSTITUTIONAL CLASS
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 12,020	10,722	10,707	12,491			12,519	11,819	10,750	10,828	10,773	10,265		10,000
Touchstone Impact Bond Fund - CLASS Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 11,894	10,620	10,615	12,396			12,436	11,753	10,700	10,799	10,745	10,250		10,000
Touchstone Impact Bond Fund - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,925	9,788	9,808	11,564			11,718	11,193	10,279	10,482	10,536	10,160		10,000
Touchstone Impact Bond Fund - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,040	9,891	9,911	11,595			11,661	11,057	10,090	10,199	10,184	9,739		9,525
Touchstone High Yield Fund - INSTITUTIONAL CLASS
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 14,779	12,999	11,709	13,716			12,327	12,301	11,446	11,263	10,458	9,577		10,000
Touchstone High Yield Fund - CLASS Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 14,647	12,893	11,623	13,627			12,256	12,254	11,398	11,236	10,429	9,558		10,000
Touchstone High Yield Fund - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 13,476	11,890	10,741	12,719			11,556	11,660	10,968	10,913	10,229	9,473		10,000
Touchstone High Yield Fund - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 13,626	12,022	10,861	12,760			11,511	11,526	10,764	10,632	9,895	9,096		9,525
Touchstone Dividend Equity Fund - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,017	10,054	8,824	9,756	$ 10,000
Touchstone Dividend Equity Fund - INSTITUTIONAL CLASS
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 13,239	10,238	8,988	9,945		$ 10,000
Touchstone Dividend Equity Fund - CLASS Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 21,030	16,271	14,286	15,820			13,263	14,463	14,484	13,398	11,663	10,039		10,000
Touchstone Dividend Equity Fund - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 19,253	15,032	13,328	14,899			12,590	13,857	13,999	13,057	11,459	9,949		10,000
Touchstone Dividend Equity Fund - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 19,397	15,040	13,240	14,696			12,340	13,492	13,541	12,548	10,943	9,441		9,425
Touchstone Ares Credit Opportunities Fund - INSTITUTIONAL CLASS
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 16,774	14,663	13,380	14,932			12,755	12,757	11,908	11,588	10,727	9,765	$ 10,000
Touchstone Ares Credit Opportunities Fund - CLASS Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 16,626	14,563	13,293	14,847			12,692	12,708	11,874	11,566	10,713	9,764	10,000
Touchstone Ares Credit Opportunities Fund - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 15,527	13,612	12,490	14,035			12,121	12,241	11,557	11,372	10,630	9,760	10,000
Touchstone Ares Credit Opportunities Fund - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 15,360	13,466	12,326	13,787			11,817	11,851	11,108	10,845	10,075	9,201	9,425
Touchstone Active Bond Fund - INSTITUTIONAL CLASS
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 12,666	11,210	10,923	13,043			12,859	11,888	10,792	10,962	10,788	10,057		10,000
Touchstone Active Bond Fund - CLASS Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,552	11,118	10,842	12,957			12,785	11,817	10,747	10,925	10,771	10,049		10,000
Touchstone Active Bond Fund - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,528	10,239	10,010	12,084			12,038	11,239	10,328	10,608	10,553	9,953		10,000
Touchstone Active Bond Fund - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,670	10,365	10,133	12,138			12,006	11,126	10,144	10,338	10,209	9,549		9,525
ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,777	11,167	10,689	10,624			10,616	10,501	10,256	10,096	10,030	10,002		10,000
ICE BofA 1-Year U.S. Treasury Note Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-Year U.S. Treasury Note Index
Account Value	$ 11,665	11,018	10,627	10,838			10,821	10,571	10,250	10,140	10,079	10,025		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 33,432	24,729	20,528	24,921	10,000	10,000	18,898	16,433	15,967	13,579	11,440	9,951		10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Account Value	$ 22,042	17,510	16,237	19,726			12,033	14,137	15,407	14,093	11,691	9,840		10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 23,210	18,310	16,809	21,972			14,878	14,820	16,266	14,115	11,691	10,125		10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Account Value	$ 46,145	32,453	25,409	32,824			25,782	18,746	18,076	14,312	11,737	10,317		10,000
MSCI All Country World Ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Ex USA Index
Account Value	$ 16,630	13,267	11,020	14,726			11,884	11,538	11,681	11,479	9,597	8,784		10,000
Russell Midcap Index [Member]
Account Value [Line Items]
Account Value	$ 26,396	20,410	17,991	22,320			16,161	15,458	14,980	13,143	11,397	9,975		10,000
ICE BofA High Yield Cash Pay Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield Cash Pay Index
Account Value	$ 16,200	14,020	12,722	14,789			13,287	12,983	12,209	11,866	10,880	9,646		10,000
ICE BofA U.S. High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,359	14,154	12,845	14,947			13,410	13,119	12,341	11,988	10,993	9,744	$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760	10,691	12,518			12,632	11,807	10,705	10,836	10,829	10,294		10,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Account Value	$ 23,528	18,237	16,423	18,998			13,342	14,392	14,165	13,019	11,484	9,793		10,000
Russell 1000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 24,183	$ 18,929	$ 16,540	$ 18,661	$ 10,000	$ 10,000	$ 13,822	$ 14,553	$ 13,993	$ 12,785	$ 11,105	$ 9,558		$ 10,000